Organization and Summary of Significant Accounting Policies: Net Loss per Share (Policies)	Jun. 30, 2025
June 30, 2025
Net Loss per Share

Net Loss per Share

Basic net loss per share is calculated by dividing the net loss for the period by the weighted-average number of common shares outstanding during the period. Diluted net loss per share is calculated by dividing the net loss for the period by the weighted-average number of common shares outstanding during the period, increased by potentially dilutive common shares (“dilutive securities”) that were outstanding during the period. Dilutive securities include stock options and warrants granted, convertible debt, and convertible preferred stock. The conversion features on convertible notes, the stock options outstanding and potentially dilutive.  Diluted net loss per common share is the same as basic net loss per common share as the potential dilutive shares are considered to be anti-dilutive. There were no potentially dilutive securities for the years ended June 30, 2025.

September 30, 2025
Net Loss per Share

Net Income (Loss) per Share

Basic net income (loss) per share is calculated by dividing the net income (loss) for the period by the weighted-average number of common shares outstanding during the period. Diluted net loss per share is calculated by dividing the net income (loss) for the period by the weighted-average number of common shares outstanding during the period, increased by potentially dilutive common shares (“dilutive securities”) that were outstanding during the period. Dilutive securities include and the conversion of convertible preferred stock. The conversion features on convertible notes are potentially dilutive. Diluted net income (loss) per common share is the was adjusted for the Series B and Series C Preferred shares. The Series B are convertible into approximately 183,500,000 common shares and the Series C are convertible into approximately 727,800,000 shares on September 30, 2025. Therefore, the dilutive shares outstanding are approximately 911,300,000 shares. The potential dilutive shares related to the Series D shares are considered to be anti-dilutive. There were 40,500,000 potentially dilutive securities for the three months ended September 30, 2025.